Condensed Consolidated Interim Statement of Financial Position (Unaudited) - EUR (€) € in Millions	Jun. 28, 2019	Dec. 31, 2018	Jun. 29, 2018
Non-current:
Intangible assets	€ 8,392	€ 8,384	€ 8,363
Goodwill	2,521	2,518	2,521
Property, plant and equipment	4,184	3,888	3,793
Non-current derivative assets	3	2	7
Deferred tax assets	41	37	62
Other non-current assets	286	396	78
Total non-current assets	15,427	15,225	14,824
Current:
Current derivative assets	10	13	22
Current tax assets	8	21	26
Inventories	945	693	815
Amounts receivable from related parties	114	107	101
Trade accounts receivable	1,974	1,655	1,966
Other current assets	230	193	497
Cash and cash equivalents	382	309	368
Total current assets	3,663	2,991	3,795
Total assets	19,090	18,216	18,619
Non-current:
Borrowings, less current portion	5,676	5,127	5,289
Employee benefit liabilities	134	142	150
Non-current provisions	116	119	67
Non-current derivative liabilities	40	51	77
Deferred tax liabilities	2,160	2,157	2,253
Other non-current liabilities	280	264	233
Total non-current liabilities	8,406	7,860	8,069
Current:
Current portion of borrowings	620	491	395
Current portion of employee benefit liabilities	18	19	20
Current provisions	74	133	139
Current derivative liabilities	21	20	3
Current tax liabilities	157	110	114
Amounts payable to related parties	379	191	235
Trade and other payables	3,080	2,828	2,814
Total current liabilities	4,349	3,792	3,720
Total liabilities	12,755	11,652	11,789
EQUITY
Share capital	5	5	5
Share premium	167	152	135
Merger reserves	287	287	287
Other reserves	(567)	(552)	(521)
Retained earnings	6,443	6,672	6,924
Total equity	6,335	6,564	6,830
Total equity and liabilities	€ 19,090	€ 18,216	€ 18,619